Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue
Revenue

3.     Revenue

The following table disaggregates revenue between advertiser customers, where revenue is generated based on number of ads measured for Direct or measured and purchased for Programmatic, and supply-side customers, where revenue is generated based on contracts with minimum guarantees or contracts that contain overages after minimum guarantees are achieved.

Disaggregated revenue by customer type is as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in thousands)	2021	2020	2021	2020
Advertiser - direct	$34,057	$27,582	$93,260	$73,476
Advertiser - programmatic	41,902	28,044	113,694	76,023
Supply-side customer	7,139	5,411	20,254	15,777
Total revenue	$83,098	$61,037	$227,208	$165,276

Contract assets relate to the Company’s conditional right to consideration for completed performance under the contract (e.g., unbilled receivables). Trade receivables, net of allowance for doubtful accounts, include unbilled receivable balances of $36.1 million and $44.9 million as of September 30, 2021 and December 31, 2020, respectively.

3. Revenue

The following table disaggregates revenue between advertiser customers, where revenue is generated based on number of ads measured for Direct or measured and purchased for Programmatic, and supply-side customers, where revenue is generated based on contracted minimum guarantees and tiered pricing when guarantees are met.

Disaggregated revenue by customer type is as follows:

	For the Years Ended December 31,
(in thousands)	2020	2019	2018
Advertisers — direct	$106,422	$84,423	$60,122
Advertisers — programmatic	116,115	83,475	36,866
Supply‑side customer	21,380	14,765	7,316
Total Revenue	$243,917	$182,663	$104,304

Contract assets relate to the Company’s conditional right to consideration for completed performance under the contract (e.g., unbilled receivables). Trade receivables, net of allowance for doubtful accounts, include unbilled receivable balances of $44.9 million and $25.1 million as of December 31, 2020 and December 31, 2019, respectively. The increase in unbilled receivable balances was driven by an increase in revenue.

For the year ended December 31, 2020, as a concession to a Demand-Side Platform partner, the Company agreed to pay $4.6 million to that partner for amounts that were incorrectly billed by the partner and remitted to the Company in the period from January 2018 through December 2019. This concession was recognized as a reduction of revenue.